Annual Operating Expenses - SelectPortfoliosEnergyPortfolioPRO - SelectPortfoliosEnergyPortfolioPRO - Select Energy Portfolio - Select Energy Portfolio	Apr. 29, 2025
Operating Expenses:
Management fee	0.64%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.65%